OTHER ASSETS - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 03, 2021 USD ($) shares	May 11, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 03, 2021 CAD ($) $ / shares
Gold Prepay Agreement
Detailed Information about Other Assets [Line Items]
Gains on change in fair value of derivatives			$ 2,900
Current derivative financial assets			1,300
Silver Purchase Agreement
Detailed Information about Other Assets [Line Items]
Gains on change in fair value of derivatives			1,900
Current derivative financial assets			1,000
Paycore Minerals Inc.
Detailed Information about Other Assets [Line Items]
Number of shares acquired in sale of assets (in shares) | shares	800,000	800,000
Consideration received, share price (in dollars per share) | $ / shares		$ 1.00				$ 2.10
Consideration received fair value		$ 800				$ 1,680
Investment in Paycore	$ 1,950		2,190	$ 2,650	$ 2,960	$ 2,480
Gains (losses) on financial assets at fair value through profit or loss			$ (300)	$ 700